Non Current Liabilities - Convertible Note - Summary of Convertible Note (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	$ 7,642,707
Net change in fair value	1,146,406	$ 996,875	$ 866,848
Convertible note at fair value at end of reporting period	8,789,113	7,642,707
Convertible Note at Fair Value [member]
Disclosure of detailed information about borrowings [line items]
Convertible note at fair value at beginning of reporting period	7,642,707	6,645,832
Net change in fair value	1,146,406	996,875
Convertible note at fair value at end of reporting period	$ 8,789,113	$ 7,642,707	$ 6,645,832